FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-173

Dodge & Cox Funds

(Exact name of registrant as specified in charter)

555 California Street

40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Roberta R.W. Kameda

Secretary

555 California Street

40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 981-1710

Date of Fiscal year-end: 12/31/19

Date of reporting period: 7/1/18 - 6/30/19

Dodge & Cox Global Bond Fund

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Ticker:		Security ID:	85749Q455
Meeting Date:	DEC 18, 2018	Meeting Type:	Special
Record Date:	OCT 22, 2018

#	Proposal	Mgt Rec	Vote Cast	Sponsor
2.1	Elect Director John R. Costantino	For	For	Management
2.2	Elect Director Michael A. Jessee	For	For	Management
2.3	Elect Director Ellen M. Needham	For	For	Management
2.4	Elect Director Donna M. Rapaccioli	For	For	Management

STATE STREET INSTITUTIONAL INVESTMENT TRUST

Ticker:		Security ID:	857492706
Meeting Date:	DEC 18, 2018	Meeting Type:	Special
Record Date:	OCT 22, 2018

#	Proposal	Mgt Rec	Vote Cast	Sponsor
2.1	Elect Director John R. Costantino	For	For	Management
2.2	Elect Director Michael A. Jessee	For	For	Management
2.3	Elect Director Ellen M. Needham	For	For	Management
2.4	Elect Director Donna M. Rapaccioli	For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds
(Registrant)

By	/s/ Charles F. Pohl
Chairman

Date	8/23/19